RBC China Equity Fund Average Annual Total Returns	12 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI China NR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.17%	7.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	41.66%	6.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	50.82%	8.12%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	48.98%	7.45%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	30.43%	6.12%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	50.88%	8.17%